Leases - Schedule of Changes in Right of Use Assets (Details) ₱ in Millions	12 Months Ended
Dec. 31, 2019 PHP (₱)
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Additions	₱ 5,072
Depreciation	(4,393)
Balances at end of the year	15,890
IFRS 16 [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at end of the year	15,890
Costs [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	14,226
Additions	5,072
Asset retirement obligation	1,803
Modifications	601
Termination	(92)
Balances at end of the year	21,610
Costs [Member] | IFRS 16 [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	14,226
Accumulated depreciation and amortization [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Asset retirement obligation	(1,389)
Modifications	4
Termination	58
Depreciation	(4,393)
Balances at end of the year	(5,720)
Sites
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at end of the year	10,486
Sites | Costs [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	8,980
Additions	3,506
Asset retirement obligation	1,679
Modifications	319
Termination	(72)
Balances at end of the year	14,412
Sites | Costs [Member] | IFRS 16 [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	8,980
Sites | Accumulated depreciation and amortization [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Asset retirement obligation	(1,297)
Termination	44
Depreciation	(2,673)
Balances at end of the year	(3,926)
International Leased Circuits
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at end of the year	3,507
International Leased Circuits | Costs [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	3,779
Additions	562
Balances at end of the year	4,341
International Leased Circuits | Costs [Member] | IFRS 16 [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	3,779
International Leased Circuits | Accumulated depreciation and amortization [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Depreciation	(834)
Balances at end of the year	(834)
Poles
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at end of the year	386
Poles | Costs [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	607
Additions	100
Modifications	19
Balances at end of the year	726
Poles | Costs [Member] | IFRS 16 [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	607
Poles | Accumulated depreciation and amortization [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Depreciation	(340)
Balances at end of the year	(340)
Domestic Leased Circuits
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at end of the year	1,031
Domestic Leased Circuits | Costs [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	551
Additions	489
Modifications	174
Balances at end of the year	1,214
Domestic Leased Circuits | Costs [Member] | IFRS 16 [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	551
Domestic Leased Circuits | Accumulated depreciation and amortization [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Modifications	3
Depreciation	(186)
Balances at end of the year	(183)
Office buildings [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at end of the year	470
Office buildings [Member] | Costs [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	298
Additions	413
Asset retirement obligation	124
Modifications	91
Termination	(20)
Balances at end of the year	906
Office buildings [Member] | Costs [Member] | IFRS 16 [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	298
Office buildings [Member] | Accumulated depreciation and amortization [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Asset retirement obligation	(92)
Termination	14
Depreciation	(358)
Balances at end of the year	(436)
Co Located Sites
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at end of the year	10
Co Located Sites | Costs [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	11
Additions	2
Modifications	(2)
Balances at end of the year	11
Co Located Sites | Costs [Member] | IFRS 16 [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	11
Co Located Sites | Accumulated depreciation and amortization [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Modifications	1
Depreciation	(2)
Balances at end of the year	₱ (1)